SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
Schedule of Research and Development Expenses

	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023
	U.S. dollars in thousands		U.S. dollars in thousands
Payroll and related expenses	$928	$729	$453	$198
Share-based compensation expenses	2,424	57	2,385	19
Subcontractors and consultants	1,425	1,444	297	236
Materials	3	16	-	-
Rent and maintenance	106	124	57	46
Travel expenses	13	27	-	-
Other	45	54	25	36
	$4,944	$2,451	$3,217	$535

	Year ended December 31,
	2023	2022
Payroll and related expenses	$973	$1,192
Subcontractors and consultants	2,467	1,595
Materials	13	191
Rent and maintenance	160	175
Travel expenses	37	42
Other	58	31
	$3,708	$3,226

Schedule of General and Administrative Expenses

Payroll and related expenses	$856	$190	$575	$71
Share-based compensation expenses	3,438	39	3,413	13
Professional services	1,053	79	605	51
Depreciation	37	39	22	10
Rent and maintenance	90	67	18	25
Patent registration	25	18	-	2
Travel expenses	72	31	56	15
Other	156	39	130	9
	$5,727	$502	$4,819	$196

Payroll and related expenses	$356	$219
Professional services	386	197
Depreciation	45	57
Rent and maintenance	86	71
Patent registration	22	32
Travel expenses	31	-
Other	47	58
	$973	$634

Schedule of Financial Expense, Net

Change in fair value of financial liabilities measured at fair value	$(919)	$(3)	$(1,064)	$-
Issuance costs	52	47	52	44
Loss upon entering Transactions	4,783	-	4,783	-
Interest income	(25)	(120)	-	(42)
Foreign currency exchange loss, net	196	520	48	69
Other	5	5	3	1
Total financial expense, net	$4,092	$449	$3,822	$72

Change in fair value of financial liabilities measured at fair value	$86	$(1,017)
Issuance costs	3	84
Interest income	(153)	(114)
Foreign currency exchange loss, net	453	650
Other	6	1
Total financial expense (income), net	$395	$(396)